Receivables (Detail) - USD ($) $ in Thousands	Apr. 29, 2017	Apr. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts	$ 16,189	$ 21,000
Credit/debit card receivables	25,136	28,232
eBook settlement receivable (see Note 5)	2,478	53,809
Other receivables	23,491	21,876
Total receivables, net	$ 67,294	$ 124,917